Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling interests
Schedule of non-controlling interests

As of December 31, 2023, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2023
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	40.53%	(77,892,291)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(33,373,465)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(27,244,465)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,290,614)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	2,792,991
Others		5,866,648

Total		(141,141,196)

As of December 31, 2024, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2024
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	56.93%	(94,235,138)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(32,867,478)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(32,455,789)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,124,595)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	3,224,474
Others		5,869,850

Total		(161,588,676)